Share-Based Compensation - Summary of Restricted Stock Option Granted (Parenthetical) (Detail) (Restricted Shares [Member])	0 Months Ended	12 Months Ended	0 Months Ended
	Nov. 04, 2013	Dec. 31, 2014	May 08, 2014	Oct. 09, 2014
November 4, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		25% of the awards have vested on September 29, 2014 and the remainder of the awards will vest on an annual basis each September 29, thereafter, until September 29, 2017.
Percentage of awards vesting	25.00%
May 8, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Award vesting period		The restricted shares granted on May 8, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
Percentage of awards vesting			25.00%
October 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Award vesting period		The restricted shares granted on October 9, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from January 1, 2015 to October 1, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
Percentage of awards vesting				25.00%
December 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		The restricted shares granted on December 9, 2014 fully vested on the grant date.